Schedule of Disaggregated Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	$ 7,673,532	$ 15,242,560
Account Fee Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	3,963,097	6,447,201
Loan Interest Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	2,478,082	6,625,576
Investment Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	1,155,433	2,092,863
Safe Harbor Program Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	$ 76,920	$ 76,920